UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08943
Name of Fund: Legg Mason Light Street Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202
Name and address of agent for service:
Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: October 31, 2006
Date of reporting period: October 31, 2006

Item 1. Report to Shareholders
Annual Report to Shareholders

Legg Mason Classic Valuation Fund October 31, 2006

Annual Report to Shareholders  1

To Our Shareholders,

We are pleased to provide you with Legg Mason Classic Valuation Fund’s Annual report for the year ended October 31, 2006.

Total returns for various periods ended October 31, 2006 are:

Total ReturnsA
	6 Months	12 Months

Classic Valuation Fund:
Primary Class	+2.34%	+16.55%
Institutional Class	+2.87%	+17.84%
S&P 500 Stock Composite IndexB	+6.11%	+16.34%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com, for the Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized

PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm, has competed its annual examination of the Fund, and audited financial statements for the fiscal year ended October 31, 2006 are included in this report.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the differences between the Fund share classes included in this report, contact your financial advisor.

A Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not indicate future performance.
B A market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.

2  Annual Report to Shareholders

The Board of Directors recently approved a long-term capital gain distribution of $1.075 per share payable on December 8, 2006, to shareholders of record on December 6, 2006.

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting
President

November 20, 2006

Annual Report to Shareholders  3

Management’s Discussion of Fund Performance

Legg Mason Classic Valuation Fund

Average Annual Total Returns,
Periods Ended October 31, 2006
	One	Three	Five	Since
	Year	Years	Years	InceptionA

Classic Valuation Fund:
Primary Class	+16.55%	+11.61%	+6.70%	+6.30%
Institutional Class	+17.84%	+12.74%	+7.77%	+5.38%
S&P 500 Stock Composite IndexB	+16.34%	+11.44%	+7.26%	+1.77%
Lipper Large-Cap Value Funds IndexC	+18.41%	+13.32%	+8.51%	+4.30%
Russell 1000 Value IndexD	+21.46%	+16.19%	+11.64%	+7.07%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com, for the Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The 12 months ending October 31, 2006, was a strong period for the U.S. stock market. Investors in almost any segment of the market enjoyed double-digit returns. The broad market, as measured by the S&P 500 Index, had a total return of 16.34%. The only really tough month for the overall market was May, when markets globally suffered. When the Federal Reserve paused in June, after two years of steadily hiking interest rates, the market resumed its advance.

A The Fund’s Primary Class inception date is November 8, 1999. The Institutional Class inception date is July 13, 2001. Index returns are for periods beginning October 31, 1999. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.
B A market capitalization-weighted index composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market.
C An index comprised of the 30 largest funds in the Lipper universe of 515 large-cap value funds.
D Measures the performance of the Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

4  Annual Report to Shareholders

The Legg Mason Classic Valuation Fund returned a total of 16.55% in the fiscal year, which was slightly ahead of the S&P 500. The Fund lagged the 21.46% and 18.41% returns of the Russell 1000 Value Index and the Lipper Large-Cap Value Funds Index, respectively. The Fund lost ground in the May through July periods, when defensiveness was the rewarding strategy. Our lack of exposure in telecom services and underweighting in electric utilities hurt relative performance.

Scott Kuensell, CFA

November 20, 2006
DJIA: 12,316.54

Annual Report to Shareholders  5

Expense Example

Legg Mason Classic Valuation Fund

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class shares, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on May 1, 2006, and held through October 31, 2006.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	5/1/06	10/31/06	5/1/06 to 10/31/06

Primary Class:
Actual	$1,000.00	$1,023.40	$9.95
Hypothetical (5% return before expenses)	1,000.00	1,015.38	9.91
Institutional Class:
Actual	$1,000.00	$1,028.70	$4.86
Hypothetical (5% return before expenses)	1,000.00	1,020.42	4.84

A These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.95% and 0.95% for the Primary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 365.

6  Annual Report to Shareholders

Performance Information

Legg Mason Classic Valuation Fund

The graphs on the following pages compare the Fund’s total returns to those of the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Annual Report to Shareholders  7

Growth of a $10,000 Investment — Primary Class

Periods Ended October 31, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+16.55%	+16.55%
Five Years	+38.28%	+6.70%
Life of Class*	+53.17%	+6.30%
* Inception date: November 8, 1999

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A Index returns are for periods beginning October 31, 1999.

8  Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended October 31, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+17.84%	+17.84%
Five Years	+45.36%	+7.77%
Life of Class*	+32.02%	+5.38%
* Inception date: July 13, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B Index returns are for periods beginning June 30, 2001.

Annual Report to Shareholders  9

Portfolio Composition (As of October 31, 2006)C

(As a percentage of the portfolio)

Top Ten Holdings ( As of October 31, 2006)

% of
Security	Net Assets

Comcast Corporation – Class A	4.6%
Toyota Motor Corporation – ADR	4.5%
Sabre Holdings Corporation	4.1%
International Business Machines Corporation	4.0%
Citigroup Inc.	3.9%
Tidewater Inc.	3.3%
Marsh & McLennan Companies, Inc.	3.2%
Intel Corporation	3.0%
Transocean Inc.	2.9%
Morgan Stanley	2.7%

C The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

10  Annual Report to Shareholders

Performance Information — Continued

Selected Portfolio PerformanceD

Strongest performers for the year ended October 31, 2006E

1.	Merck & Co., Inc	+68.3%
2.	Seagate Technology	+58.2%
3.	Lexmark International, Inc.	+53.2%
4.	The Goldman Sachs Group, Inc.	+51.5%
5.	Comcast Corporation – Class A	+46.2%
6.	Morgan Stanley	+42.8%
7.	Dynegy Inc.	+36.9%
8.	Merrill Lynch & Co., Inc.	+36.8%
9.	McDonald’s Corporation	+35.3%
10.	Koninklijke (Royal) Philips Electronics N.V. – ADR	+35.3%

Weakest performers for the year ended October 31, 2006E

1.	Boston Scientific Corporation	−36.7%
2.	Tenet Healthcare Corporation	−16.2%
3.	Arch Coal, Inc.	−9.7%
4.	Tiffany & Co.	−8.4%
5.	The Dow Chemical Company	−7.8%
6.	The Home Depot, Inc.	−7.7%
7.	Intel Corporation	−7.4%
8.	ConocoPhillips	−5.7%
9.	Reliant Energy, Inc.	−0.2%
10.	Conseco, Inc.	+0.2%

Portfolio Changes Since July 31, 2006

Securities added during the quarter	Securities sold during the quarter
Dell Inc.	AutoZone, Inc.
Masco Corporation	Hewlett-Packard Company

D Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
E Securities held for the entire year.

Annual Report to Shareholders  11

Portfolio of Investments

Legg Mason Classic Valuation Fund
October 31, 2006
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 97.8%
Consumer Discretionary — 18.3%
Automobiles — 4.5%
Toyota Motor Corporation – ADR	35	$4,130

Hotels, Restaurants and Leisure — 2.7%
McDonald’s Corporation	59	2,466

Household Durables — 1.6%
Koninklijke (Royal) Philips Electronics N.V. – ADR	42	1,473

Media — 6.1%
Comcast Corporation — Class A	105	4,256	A
The Walt Disney Company	43	1,337

		5,593

Specialty Retail — 3.4%
The Home Depot, Inc.	36	1,344
Tiffany & Co.	52	1,843

		3,187

Consumer Staples — 8.7%
Food and Staples Retailing — 3.7%
The Kroger Co.	57	1,271
Wal-Mart Stores, Inc.	43	2,114

		3,385

Food Products — 5.0%
Del Monte Foods Company	203	2,193
Smithfield Foods, Inc.	91	2,433	A

		4,626

12  Annual Report to Shareholders

Portfolio of Investments — Continued
Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

Energy — 7.3%
Energy Equipment and Services — 6.2%
Tidewater Inc.	61	$3,039
Transocean Inc.	36	2,640	A

		5,679

Oil, Gas and Consumable Fuels — 1.1%
ConocoPhillips	18	1,069

Financials — 26.4%Financials — Continued
Capital Markets — 7.3%
Merrill Lynch & Co., Inc.	24	2,072
Morgan Stanley	33	2,507
The Goldman Sachs Group, Inc.	12	2,182

		6,761

Commercial Banks — 1.7%
Bank of America Corporation	18	964
Wachovia Corporation	12	650

		1,614

Diversified Financial Services — 3.9%
Citigroup Inc.	71	3,551

Insurance — 11.8%
Allianz AG – ADR	104	1,926
American International Group, Inc.	23	1,525
Aon Corporation	24	835
Axis Capital Holdings Limited	64	2,099
Conseco, Inc.	72	1,473	A
Marsh & McLennan Companies, Inc.	101	2,979

		10,837

Thrifts and Mortgage Finance — 1.7%
Countrywide Financial Corporation	42	1,582

Annual Report to Shareholders  13

	Shares/Par	Value

Health Care — 8.1%
Health Care Equipment and Supplies — 1.2%
Boston Scientific Corporation	70	$1,120	A

Health Care Providers and Services — 1.0%
Tenet Healthcare Corporation	128	905	A

Pharmaceuticals — 5.9%
Bristol-Myers Squibb Company	74	1,819
Merck & Co., Inc.	47	2,135
Pfizer Inc.	56	1,490

		5,444

Industrials — 1.0%
Building Products — 1.0%
Masco Corporation	33	901

Information Technology — 17.9%
Communications Equipment — 2.1%
Nokia Oyj – ADR	97	1,926

Computers and Peripherals — 8.8%
Dell Inc.	58	1,409	A
International Business Machines Corporation	40	3,702
Lexmark International, Inc.	13	808	A
Seagate Technology	97	2,188

		8,107

IT Services — 4.1%
Sabre Holdings Corporation	147	3,737

14  Annual Report to Shareholders

Portfolio of Investments — Continued
Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

Information Technology — Continued

Semiconductors and Semiconductor Equipment — 2.9%
Intel Corporation	127	$2,718

Materials — 5.8%
Chemicals — 2.5%
E. I. du Pont de Nemours and Company	30	1,388
The Dow Chemical Company	22	913

		2,301

Metals and Mining — 3.3%
Alcoa Inc.	48	1,388
Arch Coal, Inc.	46	1,607

		2,995

Utilities — 4.3%
Electric Utilities — 1.8%
Reliant Energy, Inc.	130	1,648	A

Multi-Utilities — 2.5%
Dynegy Inc.	144	877	A
The Williams Companies, Inc.	59	1,442

		2,319

Total Common Stocks and Equity Interests (Identified Cost — $74,176)		90,074

Annual Report to Shareholders  15

	Shares/Par	Value

Repurchase Agreements — 2.5%

Bank of America 5.27%, dated 10/31/06, to be repurchased at $1,164 on 11/01/06 (Collateral: $1,120 Fannie Mae notes, 6.125%, due 3/15/12, value $1,193)	$1,164	$1,164

Goldman Sachs Group, Inc. 5.20%, dated 10/31/06, to be repurchased at $1,165 on 11/01/06 (Collateral: $1,199 Fannie Mae mortgage-backed securities, 5.5%, due 11/1/35, value $1,191)	1,165	1,165

Total Repurchase Agreements (Identified Cost — $2,329)		2,329

Total Investments — 100.3% (Identified Cost — $76,505)		92,403
Other Assets Less Liabilities — (0.3)%		(293)

Net Assets — 100.0%		$92,110

A Non-income producing.
ADR — American Depository Receipt

See notes to financial statements.

16  Annual Report to Shareholders

Statement of Assets and Liabilities

Classic Valuation Fund
October 31, 2006
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $74,176)		$90,074
Short-term securities at value (Identified Cost – $2,329)		2,329
Receivable for fund shares sold		133
Interest and dividends receivable		87

Total assets		92,623

Liabilities:
Payable for fund shares repurchased	$317
Accrued management fee	68
Accrued distribution and service fees	29
Accrued expenses	99

Total liabilities		513

Net Assets		$92,110

Net assets consist of:
Accumulated paid-in-capital applicable to:
5,768 Primary Class shares outstanding		$68,488
247 Institutional Class shares outstanding		1,607
Accumulated net investment loss		(22)
Undistributed net realized gain on investments		6,139
Unrealized appreciation of investments		15,898

Net Assets		$92,110

Net Asset Value Per Share:
Primary Class		$15.28

Institutional Class		$16.12

See notes to financial statements.

Annual Report to Shareholders  17

Statement of Operations

Legg Mason Classic Valuation Fund
For the Year Ended October 31, 2006
(Amounts in Thousands)

Investment Income:
Dividends	$1,355	A
Interest	84

Total income			$1,439

Expenses:
Management fees	696
Distribution fees:
Primary Class	822
Audit and legal fees	52
Custodian fees	46
Directors’ fees and expenses	29
Registration fees	35
Reports to shareholders	103
Transfer agent and shareholder servicing expense:
Primary Class	66
Institutional Class	—	B
Other expenses	50

	1,899
Less fees waived	(196)

Total expenses, net of waivers			1,703

Net Investment Loss			(264)

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain on investments	6,228
Change in unrealized appreciation/(depreciation) of investments	7,952

Net Realized and Unrealized Gain on Investments			14,180

Change in Net Assets Resulting From Operations			$13,916

A Net of foreign taxes withheld of $17.

B Amounts less than $1.

See notes to financial statements.

18  Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Classic Valuation Fund
(Amounts in Thousands)

	For the Years Ended
	October 31,
	2006	2005

Change in Net Assets:
Net investment income/(loss)	$(264)	$(183)
Net realized gain on investments	6,228	9,845
Change in unrealized appreciation/(depreciation) of investments	7,952	3,194

Change in net assets resulting from operations	13,916	12,856
Change in net assets from Fund share transactions:
Primary Class	(421)	(22,791)
Institutional Class	(7,963)	4,888

Change in net assets	5,532	(5,047)
Net Assets:
Beginning of year	86,578	91,625

End of year	$92,110	$86,578

Accumulated net investment loss	(22)	—

See notes to financial statements.

Annual Report to Shareholders  19

Financial Highlights

Legg Mason Classic Valuation Fund

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Years Ended October 31,
	2006	2005	2004	2003	2002

Net asset value, beginning of year	$13.11	$11.43	$10.99	$8.42	$11.05

Investment operations:
Net investment income/(loss)	(.06)	(.04)	(.09)	(.02)	(.01)
Net realized and unrealized gain/(loss) on investments	2.23	1.72	.53	2.59	(2.62)

Total from investment operations	2.17	1.68	.44	2.57	(2.63)

Net asset value, end of year	$15.28	$13.11	$11.43	$10.99	$8.42

Total return	16.55%	14.70%	4.00%	30.52%	(23.80)%

Ratios to Average Net Assets:A
Total expenses	2.17%	2.13%	2.08%	2.20%	2.12%
Expenses net of waivers, if any	1.95%	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.95%	1.95%	1.95%	1.95%	1.95%
Net investment income/(loss)	(.41)%	(.28)%	(.76)%	(.23)%	(.11)%
Supplemental Data:
Portfolio turnover rate	18.2%	46.7%	42.2%	64.3%	84.3%

Net assets, end of year (in thousands)	$88,135	$76,061	$86,920	$69,732	$56,836

A	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

See notes to financial statements.

20  Annual Report to Shareholders

Institutional Class:

	Years Ended October 31,
	2006	2005	2004	2003	2002

Net asset value, beginning of year	$13.68	$11.82	$11.25	$8.52	$11.09

Investment operations:
Net investment income/(loss)	.28	.06	.02	.02	.08
Net realized and unrealized gain/(loss) on investments	2.16	1.80	.55	2.71	(2.65)

Total from investment operations	2.44	1.86	.57	2.73	(2.57)

Net asset value, end of year	$16.12	$13.68	$11.82	$11.25	$8.52

Total return	17.84%	15.74%	5.07%	32.04%	(23.17)%

Ratios to Average Net Assets:A
Total expenses	1.09%	1.06%	1.02%	1.18%	1.11%
Expenses net of waivers, if any	.95%	.95%	.95%	.96%	1.00%
Expenses net of all reductions	.95%	.95%	.95%	.96%	1.00%
Net investment income/(loss)	.65%	.62%	.20%	.56%	.94%
Supplemental Data:
Portfolio turnover rate	18.2%	46.7%	42.2%	64.3%	84.3%

Net assets, end of year (in thousands)	$3,975	$10,517	$4,705	$1,538	$133

See notes to financial statements.

Annual Report to Shareholders  21

Notes to Financial Statements

Legg Mason Classic Valuation Fund
(Amounts in Thousands)

1. Organization and Significant Accounting Policies:
The Legg Mason Light Street Trust, Inc. (“Corporation”), consisting of the Classic Valuation Fund (“Classic Valuation” or “Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.
The Fund offers two classes of shares: Primary Class and Institutional Class. The income and expenses of the Fund are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class shares. Transfer agent and shareholder servicing expenses are determined separately for each class.
Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation
Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. At October 31, 2006, there were no fair valued securities.

22  Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Classic Valuation Fund — Continued

Security Transactions
Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.
For the year ended October 31, 2006, investment transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$16,700	$27,380

Foreign Currency Translation
Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Compensating Balance Credits
The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Annual Report to Shareholders  23

Investment Income and Distributions to Shareholders
Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes
The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:
No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
No ordinary income dividends or capital gain distributions were paid during the years ended October 31, 2006 and 2005.

24  Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Classic Valuation Fund — Continued

The tax basis components of net assets at October 31, 2006 were:

Unrealized appreciation	$18,520
Unrealized depreciation	(2,884)

Net unrealized appreciation/(depreciation)	$15,636
Undistributed long-term capital gains	6,401
Other temporary differences	(22)
Paid-in capital	70,095

Net assets	$92,110

The difference between book and tax basis unrealized appreciation is primarily due to the tax deferral of wash sales.

The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For the year ended October 31, 2006, the Fund utilized $89 of capital loss carryforwards to offset current year realized gains.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended October 31, 2006, the Fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income	$242
Paid-in capital	(242)

At October 31, 2006, the cost of investments for federal income tax purposes was $76,767.

3. Transactions With Affiliates:
The Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). For its services to the Fund, LMFA receives a management fee, calculated daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual management fee rates are provided in the chart below:

Management	Asset
Fee	Breakpoint

0.75%	up to $	1 billion
0.65%	in excess of $	1 billion

Under the terms of the management agreement, LMFA has agreed, until February 28, 2007, to waive its fees and reimburse other expenses in any month to the extent the Fund’s expenses,

Annual Report to Shareholders  25

as a percentage of average daily net assets (exclusive of taxes, interest, brokerage and extraordinary expense), exceed during that month the annual rates of 1.95% for the Primary Class and 0.95% for the Institutional Class. Thereafter, the Fund is required to reimburse LMFA for such expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Fund’s ratio of expenses to average net assets to exceed the expense limit. For the year ended October 31, 2006, LMFA waived $132A of management fees.
Brandywine Global Investment Management, LLC (“Brandywine”) serves as investment adviser to the Fund and is responsible for the actual investment activity of the Fund. LMFA (not the Fund) pays Brandywine a fee computed daily and payable monthly, at an annual rate of 60% of the fee it receives from the Fund. Fees paid to Brandywine are net of any waivers. Effective May 1, 2006, Brandywine Asset Management, LLC changed its name to Brandywine Global Investment Management, LLC.
Legg Mason Investor Services, LLC (“LMIS”), serves as the Fund’s distributor. LMIS receives an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

			Year Ended
			October 31, 2006
	Distribution	Service	Distribution and
	Fee	Fee	Service Fees WaivedA

Primary Class	0.75%	0.25%	$64

Any amounts of management or distribution and service fees waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA or LMIS to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund’s expenses to exceed the limit imposed by LMFA at that time. Pursuant to this agreement, at October 31, 2006, management and distribution and service fee waivers or reimbursements in the amount of $459 remain subject to repayment by the Fund.
LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $18 for the year ended October 31, 2006.
LMFA, LMIS, Brandywine and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.
Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

A This waiver is subject to repayment within three years after the year in which the fee was earned or the expense incurred.

26  Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Classic Valuation Fund — Continued

4. Line of Credit:
The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the year ended October 31, 2006.

5. Fund Share Transactions:
At October 31, 2006, there were 300,000 shares authorized at $.001 par value for each of the Primary and Institutional Classes of the Fund. Share transactions were as follows:

	Primary Class		Institutional Class
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	10/31/06	10/31/05	10/31/06	10/31/05

Shares:
Sold	1,103	670	245	508
Repurchased	(1,138)	(2,468)	(767)	(137)

Net Change	(35)	(1,798)	(522)	371

Amount:
Sold	$15,804	$8,431	3,644	6,711
Repurchased	(16,225)	(31,222)	(11,607)	(1,823)

Net Change	$(421)	$(22,791)	$(7,963)	$4,888

6. Recent Accounting Pronouncements
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must

Annual Report to Shareholders  27

be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

28  Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Legg Mason Light Street Trust, Inc. and Shareholders of Classic Valuation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Classic Valuation Fund (comprising the Legg Mason Light Street Trust, Inc., hereafter referred to as the “Fund”) at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 15, 2006

Annual Report to Shareholders  29

Directors and Officers

The table below provides information about the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, Attn: Fund Secretary, 32nd Floor, Baltimore, Maryland 21202.

Term of
Name,	Office and	Number of Funds
(Year of Birth) and	Length of	in	Other
Position with	Time	Fund Complex	Directorships	Principal Occupation(s)
Corporation	ServedA	Overseen	Held	During the Past Five Years
INDEPENDENT DIRECTORSB:
Hearn, Ruby P. (1940) Director	Since 2004	Director/Trustee of all Legg Mason funds consisting of 21 portfolios.	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).
Lehman, Arnold L. (1944) Lead Independent Director	Since 1998	Director/Trustee of all Legg Mason funds consisting of 21 portfolios.	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).
Masters, Robin J. W. (1955) Director	Since 2002	Director/Trustee of all Legg Mason funds consisting of 21 portfolios.
Chairman of the Board of Directors of Cap-a-Laige Ltd. (management company for charitable trust); Director of Cheyne Capital International Limited (investment advisory firm); Director of Cheyne Property Holdings Limited (real estate).
Retired. Director of Bermuda SMARTRISK (non-profit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).
McGovern, Jill E. (1944) Director	Since 1998	Director/Trustee of all Legg Mason funds consisting of 21 portfolios.	None
Chief Executive Officer of The Marrow Foundation (non-profit) since 1993. Formerly: Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

Mehlman, Arthur S. (1942) Director	Since 2002	Director/Trustee of all Legg Mason funds consisting of 21 portfolios; Director/Trustee of the Royce Family of Funds consisting of 23 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).

30  Annual Report to Shareholders

Directors and Officers — Continued

Term of
Name,	Office and	Number of Funds
(Year of Birth) and	Length of	in	Other
Position with	Time	Fund Complex	Directorships	Principal Occupation(s)
Corporation	ServedA	Overseen	Held	During the Past Five Years
O’Brien, G. Peter (1945) Director	Since 1999	Director/Trustee of all Legg Mason funds consisting of 21 portfolios; Director/Trustee of the Royce Family of Funds consisting of 23 portfolios.	Director of Technology Investment Capital Corp.	Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).
Rowan, S. Ford (1943) Director	Since 2002	Director/Trustee of all Legg Mason funds consisting of 21 portfolios.	None
Consultant, Rowan & Blewitt Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999.

Tarola, Robert M. (1950) Director	Since 2004	Director/Trustee of all Legg Mason funds consisting of 21 portfolios.	None
Senior Vice President and Chief Financial Officer of W. R. Grace & Co. (specialty chemicals) since 1999. Formerly: Chief Financial Officer of MedStar Health, Inc. (healthcare) (1996-1999); Partner, Price Waterhouse, LLP (accounting and auditing) (1984-1996).

INTERESTED DIRECTORS:C
Curley Jr., John F. (1939) Chairman and Director	Since 1998	Chairman and Director/Trustee of all Legg Mason funds consisting of 21 portfolios.	None
Chairman of the Board of all Legg Mason Funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982-1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998) (each a registered investment adviser).

Fetting, Mark R. (1954) President and Director	President since 2001 and Director since 2002	President and Director/Trustee of all Legg Mason funds consisting of 21 portfolios; Director/Trustee of the Royce Family of Funds consisting of 23 portfolios.	None
Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates (financial consulting); Vice President, T. Rowe Price Group, Inc.

Annual Report to Shareholders  31

Term of
Name,	Office and	Number of Funds
(Year of Birth) and	Length of	in	Other
Position with	Time	Fund Complex	Directorships	Principal Occupation(s)
Corporation	ServedA	Overseen	Held	During the Past Five Years
EXECUTIVE OFFICERS:
Karpinski, Marie K. (1949) Vice President and Chief Financial Officer	Since 1998	Vice President and Chief Financial Officer of all Legg Mason funds consisting of 21 portfolios.	None
Vice President and Chief Financial Officer of all Legg Mason Funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc.; Vice President and Principal Financial and Accounting Officer of Western Asset Funds, Inc., Western Asset Income Fund and Western Asset Premier Bond Fund; Treasurer and Principal Financial and Accounting Officer of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present), and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004-present).

Merz, Gregory T. (1958) Vice President and Chief Legal Officer	Since 2003	Vice President and Chief Legal Officer of all Legg Mason funds consisting of 21 portfolios	None	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002).
Olmert, Amy M. (1963) Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all Legg Mason funds consisting of 21 portfolios.	None
Senior Vice President of Legg Mason, Inc. since 2004. Chief Compliance Officer of Western Asset Funds, Inc., Western Asset Income Fund, Western Asset Premier Bond Fund, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Formerly: Managing Director, Deutsche Asset Management (1997-2004).

Hughes, Wm. Shane (1968) Treasurer	Since 2006	Treasurer of certain Legg Mason Mutual Funds consisting of 14 portfolios.	None
Assistant Vice President of Legg Mason & Co., LLC and Manager, Funds Accounting since 2005. Formerly: Assistant Vice President of Legg Mason Wood Walker, Incorporated (2002-2005) and Manager, Funds Accounting, Legg Mason Wood Walker, Incorporated (1997-2005).

Wachterman, Richard M. (1947) Secretary	Since 2004	Secretary of all Legg Mason funds consisting of 21 portfolios.	None	Associate General Counsel of Legg Mason, Inc. since 2004. Formerly: Managing Director, Victory Capital Management, Inc. (investment management) (1993-2003).

ADDITIONAL INFORMATION ABOUT THE CORPORATION’S DIRECTORS
AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST
BY CALLING 1-800-822-5544 OR ON THE SECURITIES AND EXCHANGE
COMMISSION WEBSITE (http://www.sec.gov).

32  Annual Report to Shareholders

Directors and Officers — Continued

A	Officers of the Corporation are elected to serve until their successors are elected and qualified. Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

B	Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

C	Mr. Curley and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the Corporation on the basis of their employment with the Fund’s adviser or its affiliated entities (including the Fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc. Baltimore, MD

Investment Adviser

Brandywine Global Investment Management, LLC Philadelphia, PA

Board of Directors

John F. Curley, Jr., Chairman Mark R. Fetting, President Dr. Ruby P. Hearn Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Wm. Shane Hughes, Treasurer
Richard M. Wachterman, Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP Baltimore, MD

    About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/funds/about/aboutlmf.asp#results.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider a Fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders c/o BFDS P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmasonfunds.com	Legg Mason Investor Services — Institutional For FI and I Class Shareholders c/o BFDS P.O. Box 8037 Boston, MA 02206-8037 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor
A Legg Mason, Inc. subsidiary

LMF-233 (12/06) 06-0829

Item 2. Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer
(a)	Legg Mason Light Street Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:
•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.
(b)	No response required.

(c)	Not applicable.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.
Item 3. Audit Committee Financial Expert
(a)	(1)	The Registrant’s Board of Directors have determined that the Registrant has at least one Audit Committee financial expert serving on its Audit Committee.

(a)	(2)	The Audit Committee’s financial experts are Mr. Arthur S. Mehlman and Mr. Robert M. Tarola. They are “independent” as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accounting Fees and Services
(a)	Audit Fees

PricewaterhouseCoopers LLP Fiscal Year End October 31, 2005 — $19,150 Fiscal Year End October 31, 2006 — $20,100

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a).

There were no fees billed to the Registrant for assurance and related services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

PricewaterhouseCoopers LLP Fiscal Year End October 31, 2005 — $1,050 Fiscal Year End October 31, 2006 — $1,100

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

There were no fees billed to the Registrant for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a) through Item 4(c) above. There were no fees billed to the Registrant for services not included in Items 4(a) through 4(c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.
(e)	(1)	The Audit Committee’s policy is to delegate to its chairperson the authority to preapprove items prior to the next meeting of the Committee. Such preapprovals are reported at the next quarterly meeting of the Audit Committee.

	(2)	There were no services provided to the Registrant that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

There were no fees billed to the Registrant for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)	Non-Audit Fees for services rendered to Registrant or Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager.

PricewaterhouseCoopers LLP Fiscal Year End October 31, 2005 — $183,790 Fiscal Year End October 31, 2006 — $173,783

(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
     The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.
Item 6. Schedule of Investments
     The schedule of investments in securities of unaffiliated issuers is included in the annual report.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
     The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 32nd Floor, Baltimore, Maryland 21202, Attn.: Fund Secretary.
Item 11. Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)	File the exhibits listed below as part of this Form.
(1)	The Registrant’s Code of Ethics applicable to Registrant’s principal executive officer and principal financial officer is attached hereto.

(2)	Separate certifications for the Registrant’s chief executive officer and chief financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(b)	Separate certifications for the Registrant’s chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Light Street Trust, Inc.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date:  December 18, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date:  December 18, 2006
By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Light Street Trust, Inc.
Date:  December 15, 2006